Basis of Presentation - Narrative (Details Textual)		12 Months Ended
	Jan. 19, 2021	Dec. 31, 2022
Endako Mine
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation		75.00%
Greenstone Partnership
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	50.00%